Alger Capital Appreciation Institutional Fund Average Annual Total Returns - Class Y Shares [Member]		12 Months Ended	60 Months Ended	106 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.82%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.69%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		32.50%	16.48%	19.61%
Performance Inception Date	Feb. 28, 2017
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.24%	13.96%	16.84%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.37%	12.54%	15.53%